SHORT-TERM INVESTMENTS	12 Months Ended
Mar. 31, 2022
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

7. SHORT-TERM INVESTMENTS

Short-term investments of $72,552,870 represent non-redeemable GICs held with financial institutions as at March 31, 2021. These investments had maturities ranging from 6 months to one year, and interest rates from 0.35% to 0.80%. The short-term investments matured during the year and the proceeds were transferred to the Company’s bank account.